Leases (Details) - Schedule of Balance Sheet Information Related to Operating Leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule of Balance Sheet Information Related to Operating leases [Abstract]
Long-term right-of-use assets	$ 4,829	$ 1,829
Current lease liabilities	725	514
Long-term lease liabilities	5,078	2,371
Total operating lease liabilities	$ 5,803	$ 2,885	$ 32,031